Income Tax and Tax Payables (Details) - Schedule of income tax expense - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of income tax expense [Abstract]
Current income tax expenses	$ (206,158)	$ (258,887)
Deferred income benefit	219,226	851,408
Income tax benefit	$ 13,068	$ 592,521